                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-4165
                                   ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:             09-30
                          ------------------------------------------------------

Date of reporting period:            06-30-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 86.7%
     $   1,000,000  STRIPS - COUPON,
                    3.44%, 5/15/09                                  $    980,928
            59,000  TIGR, 3.77%, 5/15/09                                  57,750
         5,106,000  TR, 3.93%, 5/15/09                                 4,997,835
        16,367,000  CATS, 4.98%, 8/15/09                              15,887,021
         1,000,000  STRIPS - COUPON,
                    2.66%, 8/15/09                                       973,366
           149,500  TIGR, 0.00%, 8/15/09                                  89,303
            13,000  TIGR, 0.00%, 8/15/09                                   7,765
         3,000,000  AID (Israel), 2.77%, 9/15/09                       2,907,780
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                      517,413
         1,417,000  CATS, 6.14%, 11/15/09                              1,365,984
         3,000,000  STRIPS - COUPON,
                    4.94%, 11/15/09                                    2,901,804
         3,000,000  STRIPS - PRINCIPAL,
                    4.54%, 11/15/09                                    2,906,529
        14,500,000  STRIPS - PRINCIPAL,
                    6.37%, 11/15/09                                   14,006,391
           715,000  REFCORP STRIPS - COUPON,
                    3.63%, 1/15/10                                       688,423
         6,000,000  STRIPS - COUPON,
                    2.39%, 2/15/10                                     5,767,602
         8,000,000  STRIPS - PRINCIPAL,
                    4.43%, 2/15/10                                     7,691,368
        11,000,000  STRIPS - PRINCIPAL,
                    4.59%, 2/15/10                                    10,572,243
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                     1,173,656
        11,287,000  STRIPS - COUPON,
                    3.99%, 5/15/10                                    10,764,051
         2,500,000  STRIPS - PRINCIPAL,
                    4.02%, 5/15/10                                     2,385,493
           577,000  STRIPS - COUPON,
                    9.24%, 8/15/10                                       546,563
         9,500,000  STRIPS - PRINCIPAL,
                    3.57%, 8/15/10                                     8,987,561
         9,500,000  STRIPS - PRINCIPAL,
                    4.78%, 8/15/10                                     8,987,561
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                    2,954,181
         2,339,000  STRIPS - COUPON,
                    8.41%, 11/15/10                                    2,199,453
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                    18,047,705
           507,000  Federal Judiciary, 4.38%, 2/15/11                    468,555
        21,810,000  STRIPS - COUPON,
                    2.59%, 2/15/11                                    20,260,638
         5,000,000  STRIPS - PRINCIPAL,
                    4.58%, 2/15/11                                     4,652,015
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                     1,712,255
         2,500,000  STRIPS - COUPON,
                    6.65%, 5/15/11                                     2,312,685
         7,138,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                     6,543,890
        17,715,000  STRIPS - COUPON,
                    2.93%, 8/15/11                                    16,187,028
         5,000,000  STRIPS - PRINCIPAL,
                    4.34%, 8/15/11                                     4,565,920
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                   26,683,912
         1,000,000  STRIPS - COUPON,
                    4.28%, 11/15/11                                      914,745
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           212,667,372
(Cost $204,789,947)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 13.5%
         3,244,000  FICO STRIPS - COUPON,
                    4.27%, 4/6/10                                      3,086,254
         7,552,000  Government Trust Certificates,
                    2.83%, 5/15/10                                     7,168,910
         2,805,000  FICO STRIPS - COUPON,
                    6.09%, 5/30/10                                     2,654,952
         2,000,000  FICO STRIPS - COUPON,
                    5.01%, 9/26/10                                     1,874,126
         2,800,000  FICO STRIPS - COUPON,
                    4.42%, 10/6/10                                     2,621,405
         7,000,000  FICO STRIPS - COUPON,
                    6.11%, 11/11/10                                    6,532,610
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    2,225,887
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    4,116,162
         2,973,000  FICO STRIPS - COUPON,
                    4.77%, 12/6/10                                     2,765,417
                                                                 ---------------
TOTAL ZERO-COUPON
U.S. GOVERNMENT AGENCY SECURITIES                                     33,045,723
(Cost $31,722,366)                                               ---------------

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.1%
           280,000  FHLB Discount Notes,
                    2.00%, 7/1/08(2)                                     280,000
(Cost $280,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 100.3%                                 245,993,095
(Cost $236,792,313)                                              ---------------

OTHER ASSETS AND LIABILITIES - (0.3)%                                  (749,131)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $245,243,964
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2010 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $236,806,588
                                                                 ===============
Gross tax appreciation of investments                              $  9,369,114
Gross tax depreciation of investments                                  (182,607)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,186,507
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 86.5%
     $      51,000  Federal Judiciary,
                    4.94%, 2/15/14                                  $     41,340
         1,000,000  STRIPS - COUPON,
                    4.57%, 2/15/14                                       819,597
         1,404,000  REFCORP STRIPS - COUPON,
                    4.55%, 4/15/14                                     1,138,762
        11,000,000  STRIPS - COUPON,
                    3.51%, 5/15/14                                     8,920,703
           184,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                      145,674
         2,600,000  AID (Israel), 4.77%, 11/1/14                       2,037,883
         1,000,000  STRIPS - COUPON,
                    4.89%, 11/15/14                                      791,664
         2,500,000  STRIPS - PRINCIPAL,
                    4.85%, 11/15/14                                    2,001,585
        14,810,000  REFCORP STRIPS - COUPON,
                    6.72%, 1/15/15                                    11,561,663
         5,485,000  Federal Judiciary, 4.78%, 2/15/15                  4,227,838
         6,850,000  STRIPS - COUPON,
                    5.15%, 2/15/15                                     5,349,028
        15,000,000  STRIPS - PRINCIPAL,
                    3.96%, 2/15/15                                    11,743,695
         4,292,000  AID (Israel), 4.72%, 3/15/15                       3,296,153
        27,560,000  REFCORP STRIPS - COUPON,
                    8.09%, 4/15/15                                    21,230,984
        10,000,000  AID (Israel), 4.72%, 5/1/15                        7,630,280
         2,350,000  AID (Israel), 4.72%, 5/15/15                       1,789,591
        10,908,000  STRIPS - COUPON,
                    3.83%, 5/15/15                                     8,415,937
        28,469,000  REFCORP STRIPS - COUPON,
                    8.17%, 7/15/15                                    21,630,006
         7,021,000  Federal Judiciary, 4.78%, 8/15/15                  5,269,527
         9,928,000  STRIPS - COUPON,
                    5.09%, 8/15/15                                     7,556,151
         2,000,000  STRIPS - PRINCIPAL,
                    4.89%, 8/15/15                                     1,525,384
        25,598,000  REFCORP STRIPS - COUPON,
                    8.23%, 10/15/15                                   19,154,574
        30,481,000  STRIPS - COUPON,
                    6.27%, 11/15/15                                   22,861,664
         5,000,000  STRIPS - PRINCIPAL,
                    4.77%, 11/15/15                                    3,761,015
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                     3,075,173
            10,000  Federal Judiciary, 5.42%, 2/15/16                      7,323
        10,000,000  STRIPS - COUPON,
                    8.21%, 2/15/16                                     7,433,050
         3,500,000  STRIPS - PRINCIPAL,
                    3.69%, 2/15/16                                     2,607,409
        11,200,000  STRIPS - COUPON,
                    7.05%, 5/15/16                                     8,174,712
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                    20,116,780
        10,500,000  STRIPS - COUPON,
                    4.44%, 8/15/16                                     7,563,423
        43,742,000  REFCORP STRIPS - COUPON,
                    6.40%, 10/15/16                                   30,794,893
        17,000,000  STRIPS - COUPON,
                    4.80%, 11/15/16                                   12,023,471
         2,000,000  STRIPS - PRINCIPAL,
                    4.74%, 11/15/16                                    1,419,176
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           266,116,108
(Cost $228,051,369)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 12.5%
         3,570,000  FICO STRIPS - COUPON,
                    5.00%, 4/6/14                                      2,850,667
           150,000  TVA STRIPS - COUPON,
                    4.98%, 5/1/14                                        118,953
            96,000  FICO STRIPS - COUPON,
                    5.08%, 5/2/14                                         76,396
         3,821,000  FICO STRIPS - COUPON,
                    5.08%, 5/30/14                                     3,029,296
            22,000  FICO STRIPS - COUPON,
                    4.97%, 10/5/14                                        17,133
         5,000,000  FHLMC STRIPS - COUPON,
                    4.94%, 11/24/14                                    3,864,695
           180,000  FICO STRIPS - COUPON,
                    5.00%, 11/30/14                                      138,996
           136,000  FICO STRIPS - COUPON,
                    5.13%, 2/8/15                                        103,864
         7,681,000  FICO STRIPS - COUPON,
                    6.78%, 2/8/15                                      5,866,025
         3,038,000  FICO STRIPS - COUPON,
                    4.98%, 4/6/15                                      2,300,683
         1,017,000  FICO STRIPS - COUPON,
                    5.76%, 4/6/15                                        770,176
         3,750,000  FHLMC STRIPS - COUPON,
                    5.88%, 7/15/15                                     2,796,814
         2,337,000  FNMA STRIPS - COUPON,
                    5.46%, 7/15/15                                     1,743,007
         3,500,000  FHLMC STRIPS - COUPON,
                    4.28%, 9/15/15                                     2,583,884
            52,000  FICO STRIPS - COUPON,
                    5.47%, 11/2/15                                        38,077

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  FICO STRIPS - COUPON,
                    5.77%, 11/11/15                                    1,462,182
           190,000  FICO STRIPS - COUPON,
                    5.16%, 12/6/15                                       138,483
         5,125,000  FICO STRIPS - COUPON,
                    4.70%, 12/27/15                                    3,726,598
         5,000,000  FICO STRIPS - COUPON,
                    6.42%, 6/6/16                                      3,535,340
         5,000,000  FNMA STRIPS - COUPON,
                    4.31%, 11/15/16                                    3,430,720
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     38,591,989
(Cost $35,730,482)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
         2,109,000  FHLB Discount Notes,
                    2.00%, 7/1/08(2)                                   2,109,000
(Cost $2,109,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                  306,817,097
(Cost $265,890,851)                                              ---------------

OTHER ASSETS AND LIABILITIES - 0.3%                                      838,492
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $307,655,589
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2015 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $266,022,442
                                                                 ===============
Gross tax appreciation of investments                              $ 40,973,014
Gross tax depreciation of investments                                  (178,359)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 40,794,655
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 95.8%
     $   7,000,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                                  $  4,321,772
           306,000  Federal Judiciary, 5.27%, 2/15/19                    187,009
         2,000,000  STRIPS - COUPON,
                    5.07%, 2/15/19                                     1,247,928
         5,059,000  REFCORP STRIPS - COUPON,
                    4.61%, 4/15/19                                     3,079,444
         1,000,000  STRIPS - COUPON,
                    5.26%, 5/15/19                                       616,420
           339,000  Federal Judiciary, 5.67%, 8/15/19                    201,114
         1,000,000  STRIPS - COUPON,
                    5.26%, 8/15/19                                       606,294
         1,000,000  STRIPS - PRINCIPAL,
                    4.91%, 8/15/19                                       607,614
         5,700,000  FICO STRIPS - COUPON,
                    4.64%, 9/26/19                                     3,340,935
           630,000  REFCORP STRIPS - COUPON,
                    5.00%, 10/15/19                                      371,934
        22,000,000  REFCORP STRIPS - PRINCIPAL,
                    4.71%, 10/15/19                                   13,012,075
        13,000,000  STRIPS - COUPON,
                    5.11%, 11/15/19                                    7,776,353
        14,674,000  REFCORP STRIPS - COUPON,
                    8.53%, 1/15/20                                     8,536,908
         3,500,000  STRIPS - COUPON,
                    4.83%, 2/15/20                                     2,063,072
         7,299,000  REFCORP STRIPS - COUPON,
                    6.35%, 4/15/20                                     4,182,283
        15,000,000  AID (Israel), 4.62%, 5/1/20                        8,513,985
           396,000  AID (Israel), 5.91%, 5/15/20                         224,220
        16,688,000  STRIPS - COUPON,
                    5.99%, 5/15/20                                     9,691,723
         1,000,000  STRIPS - PRINCIPAL,
                    6.14%, 5/15/20                                       582,109
        25,918,000  REFCORP STRIPS - COUPON,
                    8.41%, 7/15/20                                    14,636,412
        66,144,000  REFCORP STRIPS - PRINCIPAL,
                    5.81%, 7/15/20                                    37,440,810
           115,000  Federal Judiciary, 6.19%, 8/15/20                     64,330
        11,135,000  STRIPS - COUPON,
                    4.79%, 8/15/20                                     6,378,050
         3,500,000  STRIPS - PRINCIPAL,
                    6.21%, 8/15/20                                     2,009,532
        13,091,000  REFCORP STRIPS - COUPON,
                    6.89%, 10/15/20                                    7,288,035
         5,000,000  REFCORP STRIPS - PRINCIPAL,
                    5.76%, 10/15/20                                    2,792,515
        10,807,000  STRIPS - COUPON,
                    8.23%, 11/15/20                                    6,104,669
        16,789,000  REFCORP STRIPS - COUPON,
                    8.45%, 1/15/21                                     9,228,460
        18,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.89%, 1/15/21                                    10,217,382
           110,000  Federal Judiciary, 5.75%, 2/15/21                     59,928
        14,000,000  STRIPS - COUPON,
                    5.84%, 2/15/21                                     7,817,586
         5,000,000  AID (Israel), 4.40%, 5/15/21                       2,674,995
        17,000,000  STRIPS - COUPON,
                    5.55%, 5/15/21                                     9,360,285
         2,000,000  STRIPS - PRINCIPAL,
                    5.85%, 5/15/21                                     1,103,984
        17,000,000  STRIPS - COUPON,
                    4.93%, 8/15/21                                     9,240,571
        17,000,000  STRIPS - COUPON,
                    4.67%, 11/15/21                                    9,110,045
         8,775,000  STRIPS - PRINCIPAL,
                    5.43%, 11/15/21                                    4,714,693
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           209,405,474
(Cost $182,717,814)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 3.6%
           535,000  FICO STRIPS - COUPON,
                    5.81%, 4/5/19                                        322,607
            11,000  TVA STRIPS - COUPON,
                    5.66%, 5/1/19                                          6,498
             9,000  TVA STRIPS - COUPON,
                    5.70%, 11/1/19                                         5,150
         6,250,000  FHLMC STRIPS - COUPON,
                    6.30%, 1/15/20                                     3,547,064
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      4,093,233
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      7,974,552
(Cost $7,079,832)                                                ---------------

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.5%
         1,150,000  FHLB Discount Notes,
                    2.00%, 7/1/08(2)                                   1,150,000
(Cost $1,150,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  218,530,026
                                                                 ---------------
(Cost $190,947,646)

OTHER ASSETS AND LIABILITIES - 0.1%                                      188,438
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $218,718,464
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2020 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $190,965,857
                                                                 ===============
Gross tax appreciation of investments                              $ 28,119,525
Gross tax depreciation of investments                                  (555,356)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 27,564,169
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
JUNE 30, 2008

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TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) - 86.0%
     $   4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                                  $  2,192,735
        10,000,000  STRIPS - COUPON,
                    5.45%, 2/15/24                                     4,795,500
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                       726,408
        17,000,000  STRIPS - COUPON,
                    4.96%, 5/15/24                                     8,057,031
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                       426,443
        13,000,000  STRIPS - COUPON,
                    5.52%, 8/15/24                                     6,098,820
        12,184,000  REFCORP STRIPS - COUPON,
                    5.41%, 10/15/24                                    5,546,559
        16,800,000  STRIPS - COUPON,
                    5.23%, 11/15/24                                    7,789,606
         3,600,000  STRIPS - PRINCIPAL,
                    6.08%, 11/15/24                                    1,679,915
        24,097,000  REFCORP STRIPS - COUPON,
                    6.37%, 1/15/25                                    10,838,060
        18,000,000  STRIPS - COUPON,
                    5.26%, 2/15/25                                     8,248,626
        11,500,000  STRIPS - PRINCIPAL,
                    5.67%, 2/15/25                                     5,295,693
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                    10,192,987
        18,175,000  STRIPS - COUPON,
                    5.49%, 5/15/25                                     8,191,036
        52,792,000  REFCORP STRIPS - COUPON,
                    5.63%, 7/15/25                                    23,036,686
        20,764,000  STRIPS - COUPON,
                    5.19%, 8/15/25                                     9,232,526
         5,850,000  STRIPS - PRINCIPAL,
                    5.94%, 8/15/25                                     2,614,236
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                   10,110,518
        18,648,000  STRIPS - COUPON,
                    5.82%, 11/15/25                                    8,180,244
        34,380,000  REFCORP STRIPS - COUPON,
                    6.61%, 1/15/26                                    14,608,164
        23,299,000  STRIPS - COUPON,
                    5.50%, 2/15/26                                    10,100,000
           750,000  STRIPS - PRINCIPAL,
                    5.69%, 2/15/26                                       326,804
        52,941,000  REFCORP STRIPS - COUPON,
                    6.06%, 4/15/26                                    22,222,037
        19,991,000  STRIPS - COUPON,
                    5.23%, 5/15/26                                     8,563,845
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                    13,157,161
        20,600,000  STRIPS - COUPON,
                    5.30%, 8/15/26                                     8,705,272
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                    4,794,431
        15,000,000  STRIPS - COUPON,
                    5.00%, 11/15/26                                    6,252,690
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           221,984,033
(Cost $188,967,173)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 13.7%
         4,664,000  FNMA STRIPS - COUPON,
                    5.73%, 1/15/24                                     2,119,060
            10,000  FNMA STRIPS - COUPON,
                    6.14%, 4/8/24                                          4,487
         1,000,000  TVA STRIPS - COUPON,
                    6.58%, 5/1/24                                        444,980
            42,000  FHLMC STRIPS - COUPON,
                    5.45%, 9/15/24                                        18,453
        20,725,000  FNMA STRIPS - COUPON,
                    5.65%, 11/15/24                                    9,028,990
           247,000  FNMA STRIPS - COUPON,
                    5.30%, 1/15/25                                       106,703
         8,593,000  FHLMC STRIPS - COUPON,
                    5.18%, 3/15/25                                     3,675,149
         1,193,000  FHLMC STRIPS - COUPON,
                    5.42%, 3/15/25                                       510,210
         1,838,000  FNMA STRIPS - COUPON,
                    5.11%, 5/15/25                                       776,829
         7,162,000  FHLMC STRIPS - COUPON,
                    5.05%, 9/15/25                                     2,969,287
         5,184,000  FHLMC STRIPS - COUPON,
                    5.34%, 9/15/25                                     2,149,229
         1,162,000  TVA STRIPS - COUPON,
                    6.08%, 11/1/25                                       475,510
         9,188,000  TVA STRIPS - PRINCIPAL,
                    5.70%, 11/1/25                                     3,777,481
        10,000,000  FHLMC STRIPS - COUPON,
                    5.35%, 12/11/25                                    4,090,900
           841,000  FNMA STRIPS - COUPON,
                    5.10%, 1/15/26                                       342,073
        12,013,000  FHLMC STRIPS - COUPON,
                    5.71%, 3/15/26                                     4,849,097
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     35,338,438
(Cost $33,473,708)                                               ---------------

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.5%
         1,356,000  FHLB Discount Notes,
                    2.00%, 7/1/08(2)                                   1,356,000
(Cost $1,356,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.2%                                 258,678,471
(Cost $223,796,881)                                              ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (400,112)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $258,278,359
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $224,478,267
                                                                 ===============
Gross tax appreciation of investments                              $ 34,282,561
Gross tax depreciation of investments                                   (82,357)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 34,200,204
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    August 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    August 26, 2008

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 26, 2008